Fair Value of Financial Instruments and Derivatives Instruments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) derivative	Dec. 31, 2022 EUR (€) derivative	Dec. 31, 2023 USD ($) derivative	Dec. 31, 2022 USD ($) derivative
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content	0.50%	0.50%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content	3.50%	3.50%
Foreign Currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, number of instruments held	5	4	5	4
Derivative, notional amount	€ 45,000,000	€ 40,000,000	$ 48,917	$ 43,384